BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 12, 2021	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN
Cash held outside the trust account		$ 85,883	$ 3,527	$ 24,278
Working capital deficit		$ 6,700,000	$ 6,400,000
Substantial doubt about going concern		true	true
Cash equivalents		$ 0	$ 0	0
Unrecognized tax benefits		0	0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0	$ 0
Antidilutive securities excluded from computation of earnings per share		18,650,000
Initial Public Offering
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN
Number of units issued	23,000,000
Common Class A [Member] | Initial Public Offering
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN
Number of units issued	23,000,000
Warrants
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN
Antidilutive securities excluded from computation of earnings per share			18,650,000